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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total: $ 176,294
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     610    9,937 	SH	SOLE		       		    9,937
AMERICAN CAMPUS COMMUNITIES	COM	024835100     652   17,512 	SH	SOLE		       		   17,512
AVALONBAY COMMUNITIES INC	COM	053484101     984    8,629 	SH	SOLE		       		    8,629
BOSTON PROPERTIES INC		COM	101121101   1,161   13,031  	SH	SOLE		       		   13,031
CAMDEN PROPERTY TRUST		COM	133131102     810   14,666  	SH	SOLE		       		   14,666
DIGITAL REALTY TRUST INC	COM	253868103     812   14,721  	SH	SOLE		       		   14,721
DUKE REALTY CORP		COM	264411505      46   43,795  	SH	SOLE		       		   43,795
EQUITY ONE INC			COM	294752100     428   27,000   	SH	SOLE		       		   27,000
EQUITY RESIDENTIAL		COM	29476L107   1,622   31,278  	SH	SOLE		       		   31,278
ESSEX PROPERTY TRUST INC	COM	297178105     797    6,641  	SH	SOLE		       		    6,641
FEDERAL REALTY INVS TRUST	COM	313747206     918   11,143  	SH	SOLE		       		   11,143
GLIMCHER REALTY TRUST		COM	379302102     598   84,531  	SH	SOLE		       		   84,531
HCP INC				COM	40414L109   1,066   30,406  	SH	SOLE		       		   30,406
HEALTH CARE REIT INC		COM	42217K106     888   18,975  	SH	SOLE		       		   18,975
HOST HOTELS & RESORTS INC	COM	44107P104     562   51,327  	SH	SOLE		       		   51,327
KILROY REALTY CORP		COM	49427F108     657   20,978   	SH	SOLE		       		   20,978
KIMCO REALTY CORP		COM	49446R109     657   43,686  	SH	SOLE		       		   43,686
MACERICH CO/THE			COM	554382101     811   19,023  	SH	SOLE		       		   19,023
PROLOGIS INC			COM	74340W103   1,087   44,818  	SH	SOLE		       		   44,818
PUBLIC STORAGE			COM	74460D109   1,900   17,063  	SH	SOLE		       		   17,063
SIMON PROPERTY GROUP INC	COM	828806109   2,588   23,535  	SH	SOLE		       		   23,535
SL GREEN REALTY CORP		COM	78440X101   1,056   18,167  	SH	SOLE		       		   18,167
STARWOOD HOTELS & RESORTS	COM	85590A401     580   14,953  	SH	SOLE		       		   14,953
SUNSTONE HOTEL INVESTORS INC	COM	867892101     266   46,762  	SH	SOLE		       		   46,762
TANGER FACTORY OUTLET CENTER	COM	875465106     838   32,211  	SH	SOLE		       		   32,211
VENTAS INC			COM	92276F100   1,144   23,178  	SH	SOLE		       		   23,178
VORNADO REALTY TRUST		COM	929042109     934   12,522  	SH	SOLE		       		   12,522




ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   2,379   38,760 	SH	OTHER	    1		  38,760
AMERICAN CAMPUS COMMUNITIES	COM	024835100   4,615  124,044 	SH 	OTHER	    2	 	  98,719   25,325
AVALONBAY COMMUNITIES INC	COM	053484101   7,236   63,449 	SH	OTHER	    2		  48,856   14,593
BOSTON PROPERTIES INC		COM	101121101   8,090   90,796 	SH	OTHER	    2		  75,456   15,340
CAMDEN PROPERTY TRUST		COM	133131102   5,886  106,524 	SH	OTHER	    2		  80,392   26,132
DOUGLAS EMMETT INC		COM	25960P109     284   16,593 	SH	OTHER	    1		  16,593
DIGITAL REALTY TRUST INC	COM	253868103   5,490   99,527 	SH	OTHER	    2		  78,578   20,949
DUKE REALTY CORP		COM	264411505   3,514  334,633 	SH	OTHER	    2		 254,354   80,279
EQUITY RESIDENTIAL		COM	29476L107   7,331  141,329 	SH	OTHER	    1		 141,329
EQUITY ONE INC			COM	294752100   2,395  151,000 	SH	OTHER	    2		 122,000   29,000
ESSEX PROPERTY TRUST INC	COM	297178105   5,605   46,689 	SH	OTHER	    2		  38,420    8,269
FEDERAL REALTY INVS TRUST	COM	313747206   5,423   65,803 	SH	OTHER	    2		  56,635    9,168
GLIMCHER REALTY TRUST		COM	379302102   3,642  514,443 	SH	OTHER	    2		 409,250  105,193
HEALTH CARE REIT INC		COM	42217K106   4,881  104,289 	SH	OTHER	    2		  87,468   16,821
HCP INC				COM	40414L109   4,668  133,155 	SH	OTHER	    1		 133,155
HIGHWOODS PROPERTIES INC	COM	431284108     253    8,939 	SH	OTHER	    1		   8,939
HOST HOTELS & RESORTS INC	COM	44107P104   3,381  308,998 	SH	OTHER	    2		 267,889   41,109
KIMCO REALTY CORP		COM	49446R109   2,640  175,632 	SH	OTHER	    1		 175,632
KILROY REALTY CORP		COM	49427F108   3,867  123,569 	SH	OTHER	    2		 103,721   19,848
LASALLE HOTEL PROPERTIES	COM	517942108     202   10,544 	SH	OTHER	    1		  10,544
MACERICH CO/THE			COM	554382101   5,509  129,225 	SH	OTHER	    2		 105,937   23,288
PROLOGIS INC			COM	74340W103   7,255  299,185 	SH	OTHER	    2		 255,044   44,141
PUBLIC STORAGE			COM	74460D109  11,839  106,314 	SH	OTHER	    2		  88,824   17,490
REGENCY CENTERS CORP		COM	758849103     202    5,720 	SH	OTHER	    1		  5,720
SUNSTONE HOTEL INVESTORS INC	COM	867892101   1,781  313,026 	SH	OTHER	    2		 236,894   76,132
TANGER FACTORY OUTLET CENTER	COM	875465106   4,715  181,284 	SH	OTHER	    2		 158,842   22,442
SL GREEN REALTY CORP		COM	78440X101   7,236  124,428 	SH	OTHER	    2		 101,252   23,176
SIMON PROPERTY GROUP INC	COM	828806109  15,474  140,695 	SH	OTHER	    2		 120,039   20,656
STARWOOD HOTELS & RESORTS	COM	85590A401   3,382   87,124 	SH	OTHER	    2		  69,976   17,148
TAUBMAN CENTERS INC		COM	876664103     489    9,714 	SH	OTHER	    1		   9,714
VORNADO REALTY TRUST		COM	929042109   4,229   56,668 	SH	OTHER	    1		  56,668
VENTAS INC			COM	92276F100   7,929  160,496 	SH	OTHER	    2		 129,044   31,452

